Unaudited Quarterly Data (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 CNY (¥) ¥ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 CNY (¥) ¥ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Schedule of Quarterly Financial Information [Line Items]
Revenue	¥ 78,839	$ 12,117	¥ 73,857	$ 11,101	¥ 70,066	$ 10,335	¥ 67,944	$ 9,871	¥ 290,706	$ 44,681
Gross loss	11,606	1,783	6,712	1,009	5,025	741	3,757	546	27,100	4,165	¥ 17,736	¥ (4)
Net loss	¥ (10,126)	$ (1,557)	¥ (12,076)	$ (1,814)	¥ (11,645)	$ (1,718)	¥ (12,157)	$ (1,765)	¥ (46,003)	$ (7,071)	¥ (54,483)	¥ (69,065)
Basic and diluted loss per share | (per share)	¥ (3.1)	$ (0.48)	¥ (3.7)	$ (0.56)	¥ (3.57)	$ (0.53)	¥ (3.72)	$ (0.54)	¥ (14.09)	$ (2.17)	¥ (16.68)	¥ (21.15)